4. Property and Equipment (March 2019 Note) (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 4,889,752	$ 4,609,671	$ 9,879
Less accumulated depreciation	(153,041)	(31,536)	(3,543)
Property and equipment, net	4,736,711	4,578,135	$ 6,336
Warehouse [Member]
Property and equipment, gross	3,789,773	3,765,481
Land [Member]
Property and equipment, gross	731,515	731,515
Building Improvements [Member]
Property and equipment, gross	197,056	32,745
Construction in Progress [Member]
Property and equipment, gross	29,050	31,676
Furniture And Fixtures [Member]
Property and equipment, gross	28,811	16,677
Equipment [Member]
Property and equipment, gross	$ 113,547	$ 5,057